SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Reconciliation of Net Loss per Common Share
The following table reflects the calculation of basic and diluted net earnings (loss) per common share (in dollars, except per share amounts):

	Nine Months Ended September 30, 2021	Three Months Ended September 30, 2021
Class A Common Stock subject to possible redemption
Numerator: Earnings attributable to Class A Common Stock subject to possible redemption	$(5,385,890)	$(606,366)

Net earnings attributable to Class A Common Stock subject to possible redemption	$(5,385,890)	$(606,366)

Denominator: Weighted-average Class A Common Stock subject to possible redemption
Basic and diluted weighted-average shares outstanding, Class A Common Stock subject to possible redemption	24,300,287	24,300,287

Basic and diluted net earnings per share, Class A Common Stock subject to possible redemption	$(0.22)	$(0.02)

Non-Redeemable Class A and Class B Common Stock
Numerator: Net loss minus net earnings
Net income (loss)	$(2,068,434)	$(260,761)
Less: Net earnings attributable to Class A Common Stock subject to possible redemption	—	—

Non-redeemable net income ( loss )	$(2,068,434)	$(260,761)

Denominator: Weighted-average Non-Redeemable Class A and Class B Common Stock
Basic and diluted weighted-average shares outstanding, Non-Redeemable Class A and Class B Common Stock	9,332,906	10,450,072

Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	$(0.22)	$(0.02)

Summary of impact on previously issued financial statements
The Company’s accounting for the adjustments described above did not have any effect on the Company’s previously reported assets or liabilities. The impact of the restatement of the Company’s previously issued financial statements is reflected in the following table:

	As Reported	Adjustments	As Restated
Balance Sheet as of March 8, 2021
Total Assets	257,005,000	—	257,005,000
Over-allotment option liability	$—	1,056,000	1,056,000
Current Liabilities	911,798	1,056,000	1,967,798
Total Liabilities	8,611,798	14,938,167	23,549,965
Class A common Stock	206,117,833	13,882,167	220,000,000
Shareholders’ equity (deficit):
Additional paid-in capital	28,705,110	(14,938,167)	13,766,943
Total shareholders’ equity (deficit):	28,393,202	(14,938,167)	13,455,035

	As Reported	Adjustments	As Restated
Balance sheet as of March 31, 2021 and Statement of Changes in Shareholders’ Equity (Deficit) for the three months ending March 31, 2021
Total Assets	280,004,055	—	280,004,055
Current Liabilities:
Over-allotment option liability	—	559,839	559,839
Total Liabilities	25,935,071	559,839	26,494,910

Class A common Stock	228,085,957	14,916,913	243,002,870
Shareholders’ equity (deficit):
Additional paid-in capital	28,236,868	(15,972,913)	12,263,955
Accumulated deficit	(2,254,911)	496,161	(1,758,750)
Total shareholders’ equity (deficit):	25,983,027	(15,476,752)	10,506,275
Statement of Cash Flows for three months ended March 31, 2021
Class A ordinary share subject to possible redemption	$228,085,957	14,916,913	243,002,870

	As Reported	Adjustments	As Restated
Statement of Operations for 3 months ending March 31, 2021
Change in fair value of over-allotment liability	—	496,161	496,161
Net Income	(2,234,911)	496,161	(1,738,750)
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption	24,300,287	—	24,300,287
Basic and diluted net income (loss) per share, Class A ordinary shares subject to possible redemption	(0.07)	0.01	(0.06)
Basic and diluted weighted average shares outstanding, Non-Redeemable Class A and Class B Common Stock	7,218,327	—	7,218,327
Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	(0.07)	0.01	(0.06)

	As Reported	Adjustments	As Restated
Balance sheet as of June 30, 2021 and Statement of Changes in Stockholders’ Equity (Deficit) for the six months ending June 30, 2021
Total Assets	278,992,888	—	278,992,888
Total Liabilities	30,332,290	—	30,332,290
Class A common Stock	$228,085,957	14,916,913	243,002,870
Stockholders’ equity (deficit):
Additional paid-in capital	28,236,893	(15,972,913)	12,263,980
Accumulated deficit	(7,663,297)	1,056,000	(6,607,297)
Total stockholders’ equity (deficit):	$20,574,641	(14,916,913)	5,657,728
Statement of Cash Flows for the six months ending June 30, 2021
Class A ordinary share subject to possible redemption	$228,085,957	14,916,913	243,002,870

	As Reported	Adjustments	As Restated
Statement of Operations for the three months ending June 30, 2021
Change in fair value of over-allotment liability	—	559,839	559,839
Net Income	(5,408,386)	559,839	(4,848,547)
Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	24,300,287	—	24,300,287
Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	(0.17)	0.02	(0.15)
Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	7,544,201	—	7,544,201
Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	(0.17)	0.02	(0.15)

	As Reported	Adjustments	As Restated
Statement of Operations for the six months ending June 30, 2021
Change in fair value of over-allotment liability	—	1,056,000	1,056,000
Net Income	(7,643,297)	1,056,000	(6,587,297)
Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	24,300,287	—	24,300,287
Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	(0.23)	0.03	(0.20)
Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	8,729,045	—	8,729,045
Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	(0.23)	0.03	(0.20)

	As Reported	Adjustments	As Restated
Balance sheet as of September 30, 2021 and Statement of Changes in Stockholders’ Equity (Deficit) for the nine months ending September 30, 2021
Total Assets	278,982,982	—	278,982,982
Total Liabilities	31,189,511	—	31,189,511
Stockholders’ equity (deficit):
Additional paid-in capital	13,319,980	(1,056,000)	12,263,980
Accumulated deficit	(8,530,424)	1,056,000	(7,474,424)
Total stockholders’ equity (deficit):	4,790,601	—	4,790,601

	As Reported	Adjustments	As Restated
Statement of Operations for the nine months ending September 30, 2021
Change in fair value of over-allotment liability	—	1,056,000	1,056,000
Net Income	(8,510,424)	1,056,000	(7,454,424)
Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	24,300,287	—	24,300,287
Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	(0.25)	0.03	(0.22)
Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	9,332,906	—	9,332,906
Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	(0.25)	0.03	(0.22)